UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2007

REA-QTLY-1207

1.809107.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 8.4%
Hotels, Resorts & Cruise Lines - 8.4%
Starwood Hotels & Resorts Worldwide, Inc.	8,400,800	$ 477,669
REAL ESTATE INVESTMENT TRUSTS - 85.5%
REITs - Apartments - 16.3%
Apartment Investment & Management Co. Class A (d)	3,680,845	172,006
AvalonBay Communities, Inc.	1,174,000	143,991
Equity Residential (SBI)	6,647,700	277,741
GMH Communities Trust (e)	3,325,000	24,539
Home Properties, Inc.	1,485,100	76,364
UDR, Inc. (d)(e)	9,863,460	234,159
TOTAL REITS - APARTMENTS		928,800
REITs - Factory Outlets - 1.5%
Tanger Factory Outlet Centers, Inc. (d)(e)	2,063,700	86,923
REITs - Health Care Facilities - 3.0%
HCP, Inc.	3,890,000	132,416
Healthcare Realty Trust, Inc.	1,515,200	40,062
TOTAL REITS - HEALTH CARE FACILITIES		172,478
REITs - Hotels - 1.9%
Hersha Hospitality Trust	445,000	4,810
Host Hotels & Resorts, Inc. (d)	2,062,600	45,707
Strategic Hotel & Resorts, Inc.	2,550,000	55,692
TOTAL REITS - HOTELS		106,209
REITs - Industrial Buildings - 20.5%
DCT Industrial Trust, Inc. (d)(e)	9,000,565	96,576
Duke Realty LP	4,775,000	153,516
DuPont Fabros Technology, Inc. (a)	330,000	7,088
ProLogis Trust	7,712,700	553,309
Public Storage	4,404,700	356,649
TOTAL REITS - INDUSTRIAL BUILDINGS		1,167,138
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 15.9%
General Growth Properties, Inc.	5,906,500	$ 321,077
Simon Property Group, Inc.	5,622,660	585,374
TOTAL REITS - MALLS		906,451
REITs - Management/Investment - 0.1%
Mission West Properties, Inc.	359,900	4,315
REITs - Office Buildings - 10.7%
Alexandria Real Estate Equities, Inc. (d)(e)	1,641,100	169,263
American Financial Realty Trust (SBI)	2,300,000	15,502
Boston Properties, Inc.	100,000	10,834
Corporate Office Properties Trust (SBI) (e)	2,427,500	100,329
Highwoods Properties, Inc. (SBI)	1,517,900	54,584
Kilroy Realty Corp.	572,800	37,255
SL Green Realty Corp. (d)	1,185,106	142,995
Sovran Self Storage, Inc. (e)	1,645,122	77,831
TOTAL REITS - OFFICE BUILDINGS		608,593
REITs - Shopping Centers - 15.6%
Cedar Shopping Centers, Inc.	1,829,300	23,507
Developers Diversified Realty Corp.	5,103,800	257,232
Inland Real Estate Corp. (e)	5,452,700	81,245
Kimco Realty Corp. (d)	6,549,400	271,931
Vornado Realty Trust (d)	2,305,500	257,570
TOTAL REITS - SHOPPING CENTERS		891,485
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,872,392
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6%
Real Estate Management & Development - 4.6%
Brookfield Properties Corp.	7,709,300	192,501
Capital & Regional PLC	2,592,900	36,630
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (d)	405,000	$ 23,053
Patrizia Immobilien AG (d)	695,000	9,274
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		261,458
TOTAL COMMON STOCKS (Cost $4,250,461)		5,611,519
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 4.97% (b)	70,361,440	70,361
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	142,976,600	142,977
TOTAL MONEY MARKET FUNDS (Cost $213,338)		213,338
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,463,799)		5,824,857
NET OTHER ASSETS - (2.3)%		(128,605)
NET ASSETS - 100%		$ 5,696,252
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 602
Fidelity Securities Lending Cash Central Fund	204
Total	$ 806
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alexandria Real Estate Equities, Inc.	$ 145,792	$ -	$ 4,920	$ 1,224	$ 169,263
Corporate Office Properties Trust (SBI)	94,131	-	2,880	485	100,329
DCT Industrial Trust, Inc.	94,386	-	6,591	526	96,576
GMH Communities Trust	32,402	-	3,942	32	24,539
HomeBanc Mortgage Corp.	2,578	-	399	-	-
Inland Real Estate Corp.	87,524	-	5,193	1,171	81,245
Sovran Self Storage, Inc.	75,430	-	4,670	904	77,831
Tanger Factory Outlet Centers, Inc.	69,324	-	371	686	86,923
UDR, Inc.	271,043	-	44,197	3,383	234,159
Total	$ 872,610	$ -	$ 73,163	$ 8,411	$ 870,865
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,478,021,000. Net unrealized appreciation aggregated $1,346,836,000, of which $1,517,851,000 related to appreciated investment securities and $171,015,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007